Accounts Receivable - Summary of Aging Analysis of Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 17,233	$ 2,475	¥ 14,433	¥ 13,964
Within one month [member]
Disclosure of financial assets [Line Items]
Accounts receivable	9,472		8,158
More than one month to three months [member]
Disclosure of financial assets [Line Items]
Accounts receivable	2,545		2,285
More than three months to one year [member]
Disclosure of financial assets [Line Items]
Accounts receivable	3,881		2,843
More than one year [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 1,335		¥ 1,147